Fair values of financial instruments carried at fair value (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2021
Assets
Trading assets	186,338	71,403	2,509	260,250
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	20,468	15,664	12,988	49,120
Derivatives	1,630	205,209	2,677	209,516
Financial investments	253,593	93,166	3,243	350,002
Liabilities
Trading liabilities	61,676	27,104	857	89,637
Financial liabilities designated at fair value	1,365	143,084	7,237	151,686
Derivatives	1,098	195,637	3,421	200,156

At 31 Dec 2020
Assets
Trading assets	167,980	61,511	2,499	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,711	14,365	11,477	45,553
Derivatives	2,602	302,454	2,670	307,726
Financial investments	303,654	94,746	3,654	402,054
Liabilities
Trading liabilities	53,290	21,814	162	75,266
Financial liabilities designated at fair value	1,267	150,866	5,306	157,439
Derivatives	1,788	297,025	4,188	303,001

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2021
Transfers from Level 1 to Level 2	5,421	3,601	150	103	43	—	212
Transfers from Level 2 to Level 1	4,774	2,381	645	—	530	—	—

At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	590	55	12,484	—	13,129	206	—	—	206
Asset-backed securities	900	250	17	—	1,167	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	—	7,237	—	7,237
Derivatives with monolines	—	—	—	52	52	—	—	—	—
Other derivatives	—	—	—	2,625	2,625	—	—	3,421	3,421
Other portfolios	1,753	2,204	487	—	4,444	651	—	—	651
At 30 Jun 2021	3,243	2,509	12,988	2,677	21,417	857	7,237	3,421	11,515

Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	2	(155)	1,038	195	15	(456)	466
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(155)	—	195	15	—	466
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,038	—	—	(456)	—
– gains less losses from financial investments held at fair value through other comprehensive income	2	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(391)	23	(114)	23	(3)	2	29
– financial investments: fair value losses	(360)	—	—	—	—	—	—
– exchange differences	(31)	23	(114)	23	(3)	2	29
Purchases	390	1,094	1,631	—	482	—	—
New issuances	—	—	—	—	24	2,725	—
Sales	(214)	(244)	(499)	—	—	—	—
Settlements	(177)	(494)	(436)	(359)	(8)	(896)	(1,537)
Transfers out	(311)	(512)	(159)	(126)	(1)	(339)	(221)
Transfers in	290	298	50	274	186	895	496
At 30 Jun 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(99)	885	175	2	106	(4)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(99)	—	175	2	—	(4)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	885	—	—	106	—

At 1 Jan 2020	3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss	(13)	(541)	(106)	2,237	—	(117)	2,105
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(106)	—	—	(117)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(13)	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)[1]	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value losses	(19)	—	—	—	—	—	—
– exchange differences	(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases	610	199	1,594	—	63	—	—
New issuances	—	—	—	—	2	1,091	—
Sales	(271)	(577)	(424)	—	(1)	—	—
Settlements	(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out	(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in	247	795	101	30	7	224	57
At 30 Jun 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020	—	(7)	(140)	529	(3)	100	1,104
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(140)	—	—	100	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Total gains recognised in profit or loss	30	535	610	44	307	58	1,293
– net income from financial instruments held for trading or managed on a fair value basis	—	535	—	44	307	—	1,293
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	610	—	—	58	—
– gains less losses from financial investments held at fair value through other comprehensive income	30	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)[1]	423	286	290	290	19	282	331
– financial investments: fair value gains	289	—	—	—	—	—	—
– exchange differences	134	286	290	290	19	282	331
Purchases	61	488	2,107	—	3	—	—
New issuances	—	—	1	—	4	785	—
Sales	(403)	(1,002)	(1,618)	—	(259)	—	—
Settlements	(129)	(1,100)	(265)	(1,280)	(14)	(678)	(1,155)
Transfers out	(79)	(993)	(77)	(426)	(4)	(502)	(258)
Transfers in	412	420	25	187	1	353	252
At 31 Dec 2020	3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	412	—	—	(91)	—
1    Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2021		At 31 Dec 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	86,886	87,029	81,616	81,796
Loans and advances to customers	1,059,511	1,058,406	1,037,987	1,035,461
Reverse repurchase agreements – non-trading	201,714	201,694	230,628	230,602
Financial investments – at amortised cost	84,574	90,065	88,639	96,801
Liabilities
Deposits by banks	100,448	100,412	82,080	81,996
Customer accounts	1,669,091	1,669,483	1,642,780	1,643,131
Repurchase agreements – non-trading	112,798	112,797	111,901	111,901
Debt securities in issue	84,218	85,416	95,492	97,028
Subordinated liabilities	20,774	26,966	21,951	28,552

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2021
Assets
Trading assets	186,338	71,403	2,509	260,250
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	20,468	15,664	12,988	49,120
Derivatives	1,630	205,209	2,677	209,516
Financial investments	253,593	93,166	3,243	350,002
Liabilities
Trading liabilities	61,676	27,104	857	89,637
Financial liabilities designated at fair value	1,365	143,084	7,237	151,686
Derivatives	1,098	195,637	3,421	200,156

At 31 Dec 2020
Assets
Trading assets	167,980	61,511	2,499	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,711	14,365	11,477	45,553
Derivatives	2,602	302,454	2,670	307,726
Financial investments	303,654	94,746	3,654	402,054
Liabilities
Trading liabilities	53,290	21,814	162	75,266
Financial liabilities designated at fair value	1,267	150,866	5,306	157,439
Derivatives	1,788	297,025	4,188	303,001

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2021
Transfers from Level 1 to Level 2	5,421	3,601	150	103	43	—	212
Transfers from Level 2 to Level 1	4,774	2,381	645	—	530	—	—

At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	590	55	12,484	—	13,129	206	—	—	206
Asset-backed securities	900	250	17	—	1,167	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	—	7,237	—	7,237
Derivatives with monolines	—	—	—	52	52	—	—	—	—
Other derivatives	—	—	—	2,625	2,625	—	—	3,421	3,421
Other portfolios	1,753	2,204	487	—	4,444	651	—	—	651
At 30 Jun 2021	3,243	2,509	12,988	2,677	21,417	857	7,237	3,421	11,515

Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	2	(155)	1,038	195	15	(456)	466
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(155)	—	195	15	—	466
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,038	—	—	(456)	—
– gains less losses from financial investments held at fair value through other comprehensive income	2	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(391)	23	(114)	23	(3)	2	29
– financial investments: fair value losses	(360)	—	—	—	—	—	—
– exchange differences	(31)	23	(114)	23	(3)	2	29
Purchases	390	1,094	1,631	—	482	—	—
New issuances	—	—	—	—	24	2,725	—
Sales	(214)	(244)	(499)	—	—	—	—
Settlements	(177)	(494)	(436)	(359)	(8)	(896)	(1,537)
Transfers out	(311)	(512)	(159)	(126)	(1)	(339)	(221)
Transfers in	290	298	50	274	186	895	496
At 30 Jun 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(99)	885	175	2	106	(4)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(99)	—	175	2	—	(4)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	885	—	—	106	—

At 1 Jan 2020	3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss	(13)	(541)	(106)	2,237	—	(117)	2,105
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(106)	—	—	(117)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(13)	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)[1]	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value losses	(19)	—	—	—	—	—	—
– exchange differences	(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases	610	199	1,594	—	63	—	—
New issuances	—	—	—	—	2	1,091	—
Sales	(271)	(577)	(424)	—	(1)	—	—
Settlements	(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out	(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in	247	795	101	30	7	224	57
At 30 Jun 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020	—	(7)	(140)	529	(3)	100	1,104
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(140)	—	—	100	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Total gains recognised in profit or loss	30	535	610	44	307	58	1,293
– net income from financial instruments held for trading or managed on a fair value basis	—	535	—	44	307	—	1,293
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	610	—	—	58	—
– gains less losses from financial investments held at fair value through other comprehensive income	30	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)[1]	423	286	290	290	19	282	331
– financial investments: fair value gains	289	—	—	—	—	—	—
– exchange differences	134	286	290	290	19	282	331
Purchases	61	488	2,107	—	3	—	—
New issuances	—	—	1	—	4	785	—
Sales	(403)	(1,002)	(1,618)	—	(259)	—	—
Settlements	(129)	(1,100)	(265)	(1,280)	(14)	(678)	(1,155)
Transfers out	(79)	(993)	(77)	(426)	(4)	(502)	(258)
Transfers in	412	420	25	187	1	353	252
At 31 Dec 2020	3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	412	—	—	(91)	—
1    Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2021		At 31 Dec 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	86,886	87,029	81,616	81,796
Loans and advances to customers	1,059,511	1,058,406	1,037,987	1,035,461
Reverse repurchase agreements – non-trading	201,714	201,694	230,628	230,602
Financial investments – at amortised cost	84,574	90,065	88,639	96,801
Liabilities
Deposits by banks	100,448	100,412	82,080	81,996
Customer accounts	1,669,091	1,669,483	1,642,780	1,643,131
Repurchase agreements – non-trading	112,798	112,797	111,901	111,901
Debt securities in issue	84,218	85,416	95,492	97,028
Subordinated liabilities	20,774	26,966	21,951	28,552

Disclosure of fair value adjustments on financial instruments

Global Banking and Markets fair value adjustments
	At
	30 Jun 2021		31 Dec 2020
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	922	23	1,170	28
– bid-offer	445	—	514	—
– uncertainty	68	1	106	1
– credit valuation adjustment	287	22	445	27
– debt valuation adjustment	(100)	—	(120)	—
– funding fair value adjustment	220	—	204	—
– other	2	—	21	—
Model-related	87	—	74	—
– model limitation	87	—	70	—
– other	—	—	4	—
Inception profit (Day 1 P&L reserves)[1]	120	—	104	—
	1,129	23	1,348	28
1    See Note 8 on the interim condensed financial statements on page 115.

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, assets
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	179	(197)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	795	(793)	—	—
Financial investments	24	(24)	105	(104)
At 30 Jun 2021	998	(1,014)	105	(104)

Derivatives, trading assets and trading liabilities[1]	271	(268)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	625	(625)	—	—
Financial investments	28	(28)	101	(104)
At 30 Jun 2020	924	(921)	101	(104)

Derivatives, trading assets and trading liabilities[1]	229	(244)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	644	(643)	—	—
Financial investments	35	(35)	110	(110)
At 31 Dec 2020	908	(922)	110	(110)
1    ‘Derivatives, trading assets and trading liabilities’ is presented as one category to reflect the manner in which these financial instruments are risk-managed.

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, liabilities
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	179	(197)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	795	(793)	—	—
Financial investments	24	(24)	105	(104)
At 30 Jun 2021	998	(1,014)	105	(104)

Derivatives, trading assets and trading liabilities[1]	271	(268)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	625	(625)	—	—
Financial investments	28	(28)	101	(104)
At 30 Jun 2020	924	(921)	101	(104)

Derivatives, trading assets and trading liabilities[1]	229	(244)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	644	(643)	—	—
Financial investments	35	(35)	110	(110)
At 31 Dec 2020	908	(922)	110	(110)
1    ‘Derivatives, trading assets and trading liabilities’ is presented as one category to reflect the manner in which these financial instruments are risk-managed.

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2021. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 320 and 321 of the Annual Report and Accounts 2020.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Valuation techniques	Key unobservable inputs	30 Jun 2021		31 Dec 2020
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	13,129	206	See footnote 1	See footnote 1
Asset-backed securities	1,167	—
– collateralised loan/debt obligation	80	—	Market proxy	Prepayment rate	—	—	0%	9%
			Market proxy	Bid quotes	—	100	—	100
– other ABSs	1,087	—	Market proxy	Bid quotes	—	172	—	101
Loans held for securitisation	—	—
Structured notes	—	7,237
– equity-linked notes	—	6,067	Model – Option model	Equity volatility	5%	124%	6%	115%
			Model – Option model	Equity correlation	7%	98%	(4)%	88%
– FX-linked notes	—	634	Model – Option model	FX volatility	3%	36%	0%	36%
– other	—	536
Derivatives with monolines	52	—	Model – Discounted cash flow	Credit spread	2%	2%	2%	2%
Other derivatives	2,625	3,421
– interest rate derivatives	1,199	999
securitisation swaps	335	462	Model – Discounted cash flow	Prepayment rate	5%	10%	6%	6%
long-dated swaptions	436	312	Model – Option model	IR volatility	6%	25%	6%	28%
other	428	225
– FX derivatives	471	499
FX options	258	315	Model – Option model	FX volatility	1%	36%	0%	43%
other	213	184
– equity derivatives	885	1,813
long-dated single stock options	465	663	Model – Option model	Equity volatility	2%	100%	0%	120%
other	420	1,150
– credit derivatives	70	110
other	70	110
Other portfolios	4,444	651
– repurchase agreements	707	600	Model – Discounted cash flow	IR curve	0%	5%	0%	5%
– other[2]	3,737	51
At 30 Jun 2021	21,417	11,515
1    Given the bespoke nature of the analysis in respect of each private equity holding, it is not practical to quote a range of key unobservable inputs.
2    ’Other’ includes a range of smaller asset holdings.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2021. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 320 and 321 of the Annual Report and Accounts 2020.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Valuation techniques	Key unobservable inputs	30 Jun 2021		31 Dec 2020
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	13,129	206	See footnote 1	See footnote 1
Asset-backed securities	1,167	—
– collateralised loan/debt obligation	80	—	Market proxy	Prepayment rate	—	—	0%	9%
			Market proxy	Bid quotes	—	100	—	100
– other ABSs	1,087	—	Market proxy	Bid quotes	—	172	—	101
Loans held for securitisation	—	—
Structured notes	—	7,237
– equity-linked notes	—	6,067	Model – Option model	Equity volatility	5%	124%	6%	115%
			Model – Option model	Equity correlation	7%	98%	(4)%	88%
– FX-linked notes	—	634	Model – Option model	FX volatility	3%	36%	0%	36%
– other	—	536
Derivatives with monolines	52	—	Model – Discounted cash flow	Credit spread	2%	2%	2%	2%
Other derivatives	2,625	3,421
– interest rate derivatives	1,199	999
securitisation swaps	335	462	Model – Discounted cash flow	Prepayment rate	5%	10%	6%	6%
long-dated swaptions	436	312	Model – Option model	IR volatility	6%	25%	6%	28%
other	428	225
– FX derivatives	471	499
FX options	258	315	Model – Option model	FX volatility	1%	36%	0%	43%
other	213	184
– equity derivatives	885	1,813
long-dated single stock options	465	663	Model – Option model	Equity volatility	2%	100%	0%	120%
other	420	1,150
– credit derivatives	70	110
other	70	110
Other portfolios	4,444	651
– repurchase agreements	707	600	Model – Discounted cash flow	IR curve	0%	5%	0%	5%
– other[2]	3,737	51
At 30 Jun 2021	21,417	11,515
1    Given the bespoke nature of the analysis in respect of each private equity holding, it is not practical to quote a range of key unobservable inputs.
2    ’Other’ includes a range of smaller asset holdings.